Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ (29,050)		¥ (59,356)
Other comprehensive income (loss) before reclassifications		(685)		24,010
Reclassifications out of accumulated other comprehensive income (loss)		3,630	[1]	6,296
Net change during the year		2,945		30,306
Balance at end of year		(26,105)		(29,050)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	17,833		(15,596)
Other comprehensive income (loss) before reclassifications		(44,730)		28,248	[2]
Reclassifications out of accumulated other comprehensive income (loss)		623		5,181	[2]
Net change during the year		(44,107)		33,429	[2]
Balance at end of year		(26,274)		17,833	[2]
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[3]	(71,107)		(47,837)
Other comprehensive income (loss) before reclassifications	[3]	4,528		(25,182)
Reclassifications out of accumulated other comprehensive income (loss)	[3]	4,008		1,912
Net change during the year	[3]	8,536		(23,270)
Balance at end of year	[3]	(62,571)		(71,107)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		24,224		4,077
Other comprehensive income (loss) before reclassifications		39,517		20,944
Reclassifications out of accumulated other comprehensive income (loss)		(1,001)		(797)
Net change during the year		38,516		20,147
Balance at end of year		¥ 62,740		¥ 24,224

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[2]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2019 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.
[3]	See Note 13 “Employee benefit plans” for further information.